Related party transactions (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Key Management Personnel Compensation Including Directors
Key management personnel compensation, including directors, is as follows:

	2017	2016

Salaries, directors’ fees and other benefits	$ 1,307,233	$ 1,369,329
Share-based payments	2,807,306	801,311

	$ 4,114,539	$ 2,170,640